LONG-TERM INVESTMENTS AND EQUITY METHOD INVESTMENT - Available for sale investments - (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2021	Feb. 28, 2019	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Available For Sale Securities [Line Items]
Long-term available-for-sale investments			$ 6,617,773	$ 4,410,382
Series A Funding
Schedule Of Available For Sale Securities [Line Items]
Percentage of equity interest acquired	16.09%
Alphalion Technology Holding Limited ("Alphalion")
Schedule Of Available For Sale Securities [Line Items]
Long-term available-for-sale investments		$ 3,060,113	6,617,773	4,410,382
Percentage of equity interest acquired		25.00%
Fair value change recorded			2,207,391	343,892	$ (450,325)
Allowance for credit losses			$ 0	$ 0	$ 0